Equity	12 Months Ended
Dec. 31, 2018
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Equity
25.	Equity

Share capital

As at 31 December 2018, share capital represents 2,200,000,000 (31 December 2017: 2,200,000,000) authorized, issued and fully paid shares with a par value of TL 1 each. In this respect, share capital presented in the consolidated financial statements refers to nominal amount of registered share capital.

Every holder of shares are entitled to receive dividends as declared and is entitled to one vote at a meeting in person or by proxy.

Companies with their shareholding percentage are as follows:

	31 December 2018		31 December 2017
	(%)	TL	(%)	TL
Turkcell Holding A.Ş. (“Turkcell Holding”)	51.00	1,122,000	51.00	1,122,000
Public Share	48.95	1,077,004	48.95	1,077,004
Other	0.05	996	0.05	996

Total	100.00	2,200,000	100.00	2,200,000
Inflation adjustment to share capital		(52,352)		(52,352)

Inflation adjusted capital		2,147,648		2,147,648

As at 31 December 2018, total number of shares pledged as security is 995,509 (2017: 995,509).

Legal reserves

The legal reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”). The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of a company’s paid-in share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash dividends in excess of 5% of the paid-in share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in share capital.

Treasury shares

During 2018, the Company purchased 8,434,204 of its shares on-market with prices ranging from full TL 10.01 to full TL 12.33. The buy-back was approved by the Board of Directors on 27 July 2016 and 30 January 2017. Total cost of TL 94,620 was deducted from equity (2017: None).

Dividends

Turkcell:

On 25 May 2017, the Company’s General Assembly has approved payment of a dividend amounting to TL 3,000,000 (equivalent to USD 841,633 as of 25 May 2017, the date of the Ordinary General Assembly Meeting) out of profits for the period from 1 January 2010 to 31 December 2016. This represents a gross cash dividend of full TL 1.3636364 (equivalent to full USD 0.3825604 as of 25 May 2017, the date of the Ordinary General Assembly Meeting) per share. The Company paid TL 3,000,000 in total including withholding taxes in three instalments on 15 June, 15 September and 15 December 2017 to the shareholders.

On 29 March 2018, the Company’s General Assembly has approved a dividend distribution for the year ended 31 December 2017 amounting to TL 1,900,000; this represents a gross cash dividend of full TL 0.86364 per share. The Company paid TL 1,900,000 in total including withholding taxes in three instalments on 18 June, 17 September and 17 December 2018 to the shareholders.

Inteltek:

According to the resolution of the General Assembly Meeting of Inteltek dated 31 March 2017, the shareholders decided to pay a dividend amounting to TL 63,528 out of profits for the year ended 31 December 2016 (remaining amount after deducting interim dividends for the six-month period ended 30 June 2016 amounting to TL 20,455) and a dividend out legal reserves amounting to TL 11,585. The aggregate amount of dividends were paid as of 31 December 2017. According to the the resolution of General Assembly Meeting of Inteltek dated 25 December 2017, shareholders decided to pay dividend amounting to TL 28,402 for the first 9 months of 2017 profit. The related dividend payment was made in January 2018.

According to Board of Directors Resolution of Inteltek dated 18 December 2017 the advanced dividend payment has been made in January 2018 amounting to TL 28,402 for the first nine months of 2017 profit. According to the resolution of the Ordinary General Assembly Meeting of Inteltek dated 30 March 2018, the shareholders resolved to pay a dividend amount equal to TL 60,011 out of profits for the year ended 31 December 2017 (remaining amount after deducting interim dividends for the nine-month period ended 30 September 2017 amounting to TL 28,402) and a dividend out legal reserves amount equal to TL 9,507. The aggregate amount of dividends has been paid on May 2018.

Azerinteltek:

According to the resolution of the General Assembly Meeting of Azerinteltek dated 10 April 2017 and 30 April 2018, Board of Directors have decided to pay dividend amounting to AZN 34,797 (31 December 2018: TL 56,111) from the profit realized for the last quarter of 2017, first and second quarter of 2018. Dividend payment was made in 2018.